Loan Payable to Third Parties - Schedule of Loan payable to third parties (Details) - Loan payable to third parties [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan payable to third parties [Line Items]
Loan payable to third parties, current	$ 107,250	$ 164,399
Total	$ 107,250	$ 164,399